Unconsolidated Segment Results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Net premiums and policy fees	$ 68,870	$ 61,716	$ 50,733
Interest and similar income, net	27,387	28,859	29,635
Change in fair value of assets and liabilities	11,373	66,806	(78,944)
Realized investment gains, net	583	77	829
Fee, commission, and other revenue	7,221	6,864	5,904
Total revenue	115,434	164,322	8,157
Benefits and expenses:
Net benefits	87,511	143,893	(38,103)
General and administrative expenses and commissions	41,792	39,789	35,519
Change in deferred acquisition costs, net	(8,165)	(15,064)	(6,163)
Total benefits and expenses	121,138	168,618	(8,747)
Pretax income (loss)	(5,704)	(4,296)	16,904
Operating Segments | Annuity
Revenue:
Net premiums and policy fees	65,603	58,728	47,281
Interest and similar income, net	25,378	27,293	28,562
Change in fair value of assets and liabilities	11,374	66,806	(78,945)
Realized investment gains, net	549	73	796
Fee, commission, and other revenue	7,221	6,869	5,904
Total revenue	110,125	159,769	3,598
Benefits and expenses:
Net benefits	81,697	138,957	(42,034)
General and administrative expenses and commissions	41,145	38,886	34,595
Change in deferred acquisition costs, net	(8,687)	(15,088)	(6,440)
Total benefits and expenses	114,155	162,755	(13,879)
Pretax income (loss)	(4,030)	(2,986)	17,477
Operating Segments | Other
Revenue:
Net premiums and policy fees	3,267	2,988	3,452
Interest and similar income, net	2,009	1,566	1,073
Change in fair value of assets and liabilities	(1)		1
Realized investment gains, net	34	4	33
Fee, commission, and other		(5)
Total revenue	5,309	4,553	4,559
Benefits and expenses:
Net benefits	5,814	4,936	3,931
General and administrative expenses and commissions	647	903	924
Change in deferred acquisition costs, net	522	24	277
Total benefits and expenses	6,983	5,863	5,132
Pretax income (loss)	$ (1,674)	$ (1,310)	$ (573)